Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2023	Apr. 25, 2024
Document Information Line Items
Entity Registrant Name	EBANG INTERNATIONAL HOLDINGS INC.
Trading Symbol	EBON
Document Type	20-F
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001799290
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	true
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39337
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	12 Marina View
Entity Address, Address Line Two	#20-02B
Entity Address, City or Town	Asia Square Tower 2
Entity Address, Country	SG
Entity Address, Postal Zip Code	018961
Title of 12(b) Security	Class A ordinary shares, par value HK$0.03 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	206
Auditor Name	MaloneBailey, LLP
Auditor Location	Houston, Texas
Business Contact
Document Information Line Items
Entity Address, Address Line One	12 Marina View
Entity Address, Address Line Two	#20-02B
Entity Address, City or Town	Asia Square Tower 2
Entity Address, Country	SG
Entity Address, Postal Zip Code	018961
Contact Personnel Name	Dong Hu
City Area Code	+86 571
Local Phone Number	8817-6197
Contact Personnel Email Address	ir@ebang.com
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		4,989,746.22
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding		1,554,192